Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DOMINI INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Nov. 30, 2017
Domini Impact Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DOMINI IMPACT EQUITY FUNDSM
Objective [Heading]	rr_ObjectiveHeading	Investment objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide its shareholders with long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of each Domini Fund, except the Domini Impact Bond Fund. More information about these and other discounts is available from your financial professional or in the Fund’s prospectus on page A-16 under the heading “How Sales Charges Are Calculated for Class A Shares” and in the Fund’s Statement of Additional Information (“SAI”) on page 35 under the heading “Additional Information Regarding Class A Sales Charges.” If you invest in Institutional or Class R shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance but are already reflected in its total returns. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of each Domini Fund, except the Domini Impact Bond Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Share classes (whether or not shares are redeemed)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund primarily invests in the equity securities of mid- and large-capitalization U.S. companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities and related investments with similar economic characteristics including derivative instruments such as futures and options. The Fund may also invest in companies organized or traded outside the U.S. (or in equivalent shares such as ADRs). Domini evaluates the Fund’s potential investments against its social and environmental standards based on the businesses in which they engage, as well as on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. For additional information about the standards Domini uses to evaluate potential investments and the securities held by the Fund, and certain limitations on investments, please see page 49 in the Fund’s prospectus under the heading “Impact Investing.” Domini reserves the right to alter its social and environmental standards or the application of those standards, or to add new standards, at any time without shareholder approval. The Fund’s subadviser uses a proprietary quantitative model to select investments from among those which Domini has notified the subadviser are eligible for investment.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. There is no guarantee that the Fund’s investment objective will be achieved. The following is a summary description of certain risks of investing in the Fund.
  Foreign Investing Risk. Investments in foreign regions or in securities of issuers with significant exposure to foreign markets may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, terrorism and political or financial instability; regulatory differences such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision.
  Impact Investing Risk. The application of the adviser’s social and environmental standards will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.
  Information Risk. There is a risk that information used by the adviser to evaluate the social and environmental performance of issuers, industries, markets, sectors, and regions may not be readily available, complete, or accurate, which could negatively impact the adviser’s ability to apply its social and environmental standards, which may negatively impact Fund performance. This may also lead the Fund to avoid investment in certain issuers, industries, markets, sectors, or regions.
  Market Risk. The value of Fund securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. If the value of the securities owned by the Fund fall, the value of your investment will decline. In the past decade, financial markets throughout the world, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected. The Fund may experience a substantial or complete loss on any individual security or derivative position.
  Mid- to Large-Cap Companies Risk. The market prices of companies at different capitalization levels may go up or down due to general market conditions and cycles. The value of your investment will be affected by the Fund’s exposure to mid- and large-cap companies.
  Portfolio Turnover Risk. If the Fund does a lot of trading it may incur additional operating expenses which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
  Redemption Risk. The Fund may experience heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
  Technology and Other Sector Concentration Risk. The Fund may hold a large percentage of securities in a single market sector (e.g., financials). To the extent a Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments or risks affecting such market sector than a fund without the same focus. Securities in the technology sector, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.
  Style Risk. The value of your investment may decrease if the subadviser’s quantitative investment approach does not respond well to current market conditions or its judgment regarding the quality, value, or market trends affecting a particular security, industry, sector or region is incorrect. The subadviser’s quantitative model relies upon a complex software system, and failure of the system to function or the presence of software errors could have an adverse impact on the value of Fund performance.
  Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.
		These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance, the Standard and Poor’s 500 Index (S&P 500), an unmanaged index of common stocks. The returns for each class of the Fund will differ from Investor shares because of the different expenses applicable to those share classes. The returns presented in the table for periods prior to the inception of the Class A and Institutional shares, are those of the Investor shares. Class A shares and Institutional shares commenced operations on November 28, 2008. These returns have not been adjusted to take into account the lower expenses applicable to Class A and Institutional shares, but for Class A shares, the returns in the table reflect a deduction for the maximum sales charge. Updated information on the Fund’s investment results can be obtained by visiting www.domini.com/performance or by calling 1-800-582-6757.

		The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance, the Standard and Poor’s 500 Index (S&P 500), an unmanaged index of common stocks.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-582-6757
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.domini.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Annual Total Return (%) Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: 20.58% (quarter ended 6/30/09) and –24.04% (quarter ended 12/31/08). The Fund’s year-to-date results as of the most recent calendar quarter ended 9/30/17 were 10.12%.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2016 (with maximum sales charge for Class A shares)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	but for Class A shares, the returns in the table reflect a deduction for the maximum sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Domini Impact Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Management fees	rr_ManagementFeesOverAssets	0.24%	[3]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.15%
Total other expenses	rr_OtherExpensesOverAssets	0.60%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.09%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_ExpenseExampleNoRedemptionYear01	111
3 Years	rr_ExpenseExampleNoRedemptionYear03	347
5 Years	rr_ExpenseExampleNoRedemptionYear05	601
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,329
2007	rr_AnnualReturn2007	1.46%
2008	rr_AnnualReturn2008	(37.88%)
2009	rr_AnnualReturn2009	35.56%
2010	rr_AnnualReturn2010	13.69%
2011	rr_AnnualReturn2011	0.74%
2012	rr_AnnualReturn2012	11.33%
2013	rr_AnnualReturn2013	32.85%
2014	rr_AnnualReturn2014	13.97%
2015	rr_AnnualReturn2015	(7.27%)
2016	rr_AnnualReturn2016	11.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.04%)
1 Year	rr_AverageAnnualReturnYear01	11.24%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	5.46%
Domini Impact Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none	[5],[6]
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Management fees	rr_ManagementFeesOverAssets	0.24%	[3]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.47%
Total other expenses	rr_OtherExpensesOverAssets	0.92%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.41%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[4]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	1.12%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge, but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase.
1 Year	rr_ExpenseExampleYear01	$ 584
3 Years	rr_ExpenseExampleYear03	873
5 Years	rr_ExpenseExampleYear05	1,183
10 Years	rr_ExpenseExampleYear10	2,062
1 Year	rr_ExpenseExampleNoRedemptionYear01	584
3 Years	rr_ExpenseExampleNoRedemptionYear03	873
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,183
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,062
1 Year	rr_AverageAnnualReturnYear01	5.93%
5 Years	rr_AverageAnnualReturnYear05	10.61%
10 Years	rr_AverageAnnualReturnYear10	4.95%
Domini Impact Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Management fees	rr_ManagementFeesOverAssets	0.24%	[3]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.05%
Total other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.74%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
1 Year	rr_ExpenseExampleNoRedemptionYear01	76
3 Years	rr_ExpenseExampleNoRedemptionYear03	237
5 Years	rr_ExpenseExampleNoRedemptionYear05	411
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 918
1 Year	rr_AverageAnnualReturnYear01	11.66%
5 Years	rr_AverageAnnualReturnYear05	12.14%
10 Years	rr_AverageAnnualReturnYear10	5.46%
Domini Impact Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Management fees	rr_ManagementFeesOverAssets	0.24%	[3]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.11%
Total other expenses	rr_OtherExpensesOverAssets	0.56%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.80%
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	255
5 Years	rr_ExpenseExampleNoRedemptionYear05	444
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 990
1 Year	rr_AverageAnnualReturnYear01	11.55%
5 Years	rr_AverageAnnualReturnYear05	12.06%
10 Years	rr_AverageAnnualReturnYear10	5.82%
Domini Impact Equity Fund | Return after taxes on distributions | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.51%
5 Years	rr_AverageAnnualReturnYear05	10.72%
10 Years	rr_AverageAnnualReturnYear10	4.86%
Domini Impact Equity Fund | Return after taxes on distributions and sale of shares | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.89%
5 Years	rr_AverageAnnualReturnYear05	9.27%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Domini Impact Equity Fund | S&P 500 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%

[1]	/year
[2]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e-delivery of Fund statements, prospectuses, and reports.
[3]	Restated to reflect current fees.
[4]	The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class A and Institutional share expenses to 1.12% and 0.74%, respectively. The agreement expires on November 30, 2018, absent an earlier modification by the Fund’s Board.
[5]	(under $1 million)
[6]	Investments of $1 million or more are not subject to a front-end sales charge, but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase.